Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Oct. 05, 2014	Sep. 30, 2014
C000146463
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO ETF (NAV Return)
Account Value	$ 7,416	$ 7,479	$ 7,198	$ 7,305	$ 7,825	$ 7,786	$ 7,635	$ 7,524	$ 6,972	$ 7,831	$ 7,736	$ 7,100	$ 7,619	$ 8,132	$ 9,227	$ 8,482	$ 8,495	$ 8,984	$ 9,134	$ 9,173	$ 9,918	$ 9,379	$ 9,229	$ 7,245	$ 8,034	$ 9,212	$ 9,779	$ 10,112	$ 10,273	$ 9,901	$ 10,918	$ 11,768	$ 12,535	$ 14,096	$ 14,974	$ 16,240	$ 16,713	$ 18,285	$ 18,507	$ 20,085	$ 20,119	$ 20,185	$ 19,319	$ 20,485	$ 21,080	$ 20,363	$ 18,884	$ 17,779	$ 17,840	$ 18,983	$ 16,972	$ 15,663	$ 14,772	$ 12,978	$ 11,686	$ 13,392	$ 13,519	$ 13,442	$ 12,719	$ 12,620	$ 11,898	$ 11,743	$ 11,600	$ 11,947	$ 11,446	$ 12,048	$ 11,424	$ 11,490	$ 10,850	$ 10,205	$ 10,378	$ 10,278	$ 11,783	$ 11,773	$ 12,046	$ 12,056	$ 12,317	$ 12,754	$ 13,378	$ 13,119	$ 13,504	$ 12,688	$ 12,235	$ 12,002	$ 11,820	$ 11,541	$ 11,287	$ 10,975	$ 10,809	$ 10,506	$ 10,156	$ 9,847	$ 9,734	$ 9,348	$ 9,404	$ 9,831	$ 10,053	$ 9,813	$ 9,618	$ 9,101	$ 9,638	$ 9,724	$ 9,678	$ 8,766	$ 9,150	$ 9,833	$ 9,948	$ 10,054	$ 9,720	$ 10,178	$ 10,869	$ 10,975	$ 11,386	$ 11,421	$ 10,564	$ 10,672	$ 9,936	$ 10,081	$ 10,020	$ 10,000	$ 10,000
C000129677
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance IPO ETF (NAV Return)
Account Value	$ 19,509	19,000	18,299	18,336	17,841	16,904	18,883	17,846	15,481	17,150	15,349	13,534	14,539	14,862	16,659	14,871	13,607	12,620	13,311	12,838	13,030	11,242	12,566	12,729	12,907	14,585	14,830	13,698	14,130	16,190	20,042	20,870	21,138	26,318	28,679	31,198	29,255	30,398	28,524	30,120	27,960	28,319	28,274	30,389	30,925	29,302	29,288	23,089	23,735	21,980	20,165	18,423	16,659	14,076	12,015	14,322	14,830	14,127	14,206	13,423	12,758	13,867	14,655	14,283	13,438	14,185	13,809	13,686	12,350	10,472	11,894	11,885	13,650	13,859	13,349	13,421	13,135	12,856	12,919	12,744	12,757	12,672	12,514	12,613	11,975	11,752	11,586	11,257	11,318	10,678	10,351	10,090	9,625	9,267	9,294	9,088	9,459	9,362	9,054	8,638	9,025	8,914	8,633	7,966	7,899	9,285	9,601	9,565	8,879	9,698	10,705	10,758	10,976	10,714	10,874	10,731	9,868	10,135	10,366	10,013		$ 10,000
RENAISSANCE INDEX: MSCI ALL COUNTRY WORLD INDEX EX-US
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-US
Account Value	$ 17,863	17,387	16,902	16,514	16,524	16,043	16,299	15,814	15,421	15,574	14,825	13,598	14,181	14,637	15,326	14,723	14,083	14,600	14,340	13,984	14,491	13,401	13,497	12,070	11,718	13,012	13,441	12,991	14,207	14,092	15,026	14,989	15,289	15,872	15,238	15,955	15,579	16,084	15,781	16,041	16,140	15,640	15,184	14,984	14,691	14,657	13,901	12,252	12,519	12,829	12,300	11,770	11,256	10,894	10,121	11,823	12,836	13,189	12,638	12,525	12,101	11,792	12,165	12,310	11,606	12,250	11,926	11,846	11,617	10,799	11,307	11,199	12,189	12,129	12,386	12,093	12,319	12,597	12,389	12,602	13,223	12,524	12,247	12,146	11,921	11,699	11,636	11,219	11,180	10,818	10,585	10,314	10,150	9,802	9,555	9,779	9,921	9,796	9,733	9,272	9,411	9,563	9,310	8,604	8,700	9,334	9,510	9,710	9,036	9,472	10,253	10,280	10,570	10,728	10,206	10,366	9,839	9,852	10,217	10,142	10,000
RENAISSANCE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244		10,000
RENAISSANCE INDEX: RENAISSANCE INTERNATIONAL IPO INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance International IPO Index
Account Value	$ 8,409	8,380	8,030	8,140	8,719	8,686	8,445	8,304	7,720	8,608	8,537	7,782	8,452	8,951	10,060	9,285	9,426	9,826	10,096	10,124	10,898	10,329	9,896	7,926	8,827	10,112	10,668	10,949	11,226	11,027	12,066	12,929	13,585	15,457	16,286	17,708	18,124	19,756	19,879	21,540	21,583	21,636	20,425	21,936	22,532	21,817	20,080	18,818	18,938	19,850	17,953	16,609	15,598	13,917	12,584	14,156	14,316	14,180	13,397	13,237	12,516	12,384	12,302	12,521	11,995	12,513	11,951	11,979	11,506	11,000	11,036	10,883	12,404	12,415	12,591	12,656	13,004	13,372	13,795	13,608	13,994	13,082	12,783	12,537	12,382	12,048	11,830	11,310	11,187	10,834	10,430	10,115	9,947	9,604	9,594	10,053	10,226	10,003	9,819	9,223	9,837	9,955	9,840	8,850	9,185	10,042	10,058	10,176	9,778	10,311	10,850	11,028	11,518	11,349	10,655	10,752	10,028	10,158	10,238	10,092	$ 10,000
RENAISSANCE INDEX: RENAISSANCE IPO INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Renaissance IPO Index
Account Value	$ 20,354	$ 19,828	$ 19,112	$ 19,146	$ 18,590	$ 17,615	$ 19,645	$ 18,579	$ 16,078	$ 17,825	$ 15,933	$ 14,041	$ 15,080	$ 15,503	$ 17,430	$ 15,532	$ 14,225	$ 13,222	$ 13,926	$ 13,428	$ 13,616	$ 11,757	$ 13,143	$ 13,288	$ 13,479	$ 15,232	$ 15,481	$ 14,276	$ 14,721	$ 16,802	$ 20,784	$ 21,655	$ 21,933	$ 27,312	$ 29,765	$ 32,368	$ 30,365	$ 31,552	$ 29,564	$ 31,225	$ 28,970	$ 29,337	$ 29,251	$ 31,459	$ 31,983	$ 30,292	$ 30,231	$ 23,740	$ 24,360	$ 22,517	$ 20,693	$ 18,872	$ 17,121	$ 14,444	$ 12,290	$ 14,677	$ 15,168	$ 14,437	$ 14,538	$ 13,753	$ 13,097	$ 14,235	$ 15,023	$ 14,660	$ 13,730	$ 14,477	$ 14,083	$ 13,910	$ 12,642	$ 10,713	$ 12,181	$ 12,159	$ 13,964	$ 14,175	$ 13,648	$ 13,668	$ 13,412	$ 13,122	$ 13,175	$ 12,995	$ 12,991	$ 12,896	$ 12,702	$ 12,819	$ 12,157	$ 11,953	$ 11,791	$ 11,447	$ 11,490	$ 10,886	$ 10,575	$ 10,305	$ 9,821	$ 9,445	$ 9,454	$ 9,241	$ 9,619	$ 9,517	$ 9,187	$ 8,774	$ 9,136	$ 9,015	$ 8,733	$ 8,055	$ 8,005	$ 9,416	$ 9,715	$ 9,680	$ 8,974	$ 9,799	$ 10,801	$ 10,828	$ 11,046	$ 10,767	$ 10,915	$ 10,768	$ 9,896	$ 10,177	$ 10,415	$ 10,062		$ 10,000